Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
Note 9.  Borrowed Funds

Borrowings from the FHLBB as of December 31 were as follows:

	2011	2010
Long-Term Borrowings
FHLBB term borrowing, 2.13% fixed rate, due January 31, 2011	$0	$10,000,000
FHLBB Community Investment Program borrowing, 7.67% fixed rate,
due November 16, 2012	10,000	10,000
FHLBB term borrowing, 1.00% fixed rate, due January 27, 2012	6,000,000	6,000,000
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	6,000,000	6,000,000
FHLBB term borrowing, 2.72% fixed rate, due January 27, 2015	6,000,000	6,000,000
	18,010,000	28,010,000

Short-Term Advances
FHLBB term borrowing, 0.39% fixed rate, due January 19, 2011	0	5,000,000

Total borrowings	$18,010,000	$33,010,000

The Company maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2011 and 2010 with no outstanding advances under this line at either year-end date.  Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family properties.  Qualified collateral for these borrowings totaled $110,950,040 and $114,000,265 as of December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the Company's potential borrowing capacity was $77,902,569 and $85,552,034, respectively, reduced by outstanding advances.

Under a separate agreement, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB.  At December 31, 2011, $15,950,000 in letters of credit was utilized as collateral for these deposits compared to $40,550,000 at December 31, 2010.  Total fees associated with these letters of credit were $44,656 for 2011 and $50,395 for 2010.

The Company also has a borrowing line with the FRBB, which is intended to be used as a contingency funding source.  For this Borrower-in-Custody arrangement, the Company pledged eligible commercial loans, commercial real estate loans and home equity loans resulting in an available line of $69,222,549 and $70,695,535 as of December 31, 2011 and 2010, respectively.  Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 75 basis points as of December 31, 2011.  As of December 31, 2011 and 2010, the Company had no outstanding advances against this line.